Land use right, net (Details) - ZHEJIANG TIANLAN [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net carrying amount	¥ 1,299	¥ 1,528
Land Use Rights
Land use right	7,361	7,361
Less: Accumulated amortization	(2,959)	(2,811)
Net carrying amount	¥ 4,402	¥ 4,550